Cover Page	Jun. 09, 2021	Apr. 22, 2021
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Jun. 09, 2021
Entity Registrant Name	Magellan Midstream Partners, L.P.
Entity Central Index Key		0001126975
Amendment Flag		false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-16335
Entity Tax Identification Number	73-1599053
Entity Address, Address Line One	One Williams Center
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74172
City Area Code	918
Local Phone Number	574-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Units
Trading Symbol	MMP
Security Exchange Name	NYSE